Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A0
Entity Common Stock, Shares Outstanding	64,406,891
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019